RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Related Party Transactions 1	$ 225,365
Related Party Transactions 2	112,683
Related Party Transactions 3	0
Related Party Transactions 4	0
Related Party Transactions 5	67,365
Related Party Transactions 6	$ 0